GS Mortgage-Backed Securities Trust 2023-PJ1 ABS-15G

Exhibit 99.4 - Schedule 6

Customer Loan ID	Data Field	Tape Data	Review Data	Tape Discrepancy Comments
XXXX	DTI	XXXX	XXXX	Incoming Value:XXXX Audit Value: XXXX Audit value matches value on 1008
XXXX	Original Loan Amount	Per Tape	Per Data	Incoming Value: Per Tape Audit Value: Audit Value Pulled From Note